Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	[1]
Disclosure of Investments [Line Items]
Proceeds from sale of investments	$ 19,068	$ 89,225
Level 1 Investment
Disclosure of Investments [Line Items]
Proceeds from sale of investments	19,100
Realized gain (loss) on equity securities, net of tax	$ 7,200

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.